Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values of Assets and Liabilities [Abstract]
Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012 are summarized below

Fair Value Measurements at Reporting Date Using							Netting	Balance at
(dollar amounts in thousands)		Level 1	Level 2		Level 3	Adjustments (1)		December 31, 2013
Assets
Mortgage loans held for sale	$	---	$278,928	$	---	$	---	$278,928

Trading account securities:
Federal agencies: Mortgage-backed		---	---		---		---	---
Federal agencies: Other agencies		---	834		---		---	834
Municipal securities		---	2,180		---		---	2,180
Other securities		32,081	478		---		---	32,559
		32,081	3,492		---		---	35,573

Available-for-sale and other securities:
U.S. Treasury securities		51,604	---		---		---	51,604
Federal agencies: Mortgage-backed (2)		---	3,566,221		---		---	3,566,221
Federal agencies: Other agencies		---	319,888		---		---	319,888
Municipal securities		---	491,455		654,537		---	1,145,992
Private-label CMO		---	16,964		32,140		---	49,104
Asset-backed securities		---	983,621		107,419		---	1,091,040
Covered bonds		---	285,874		---		---	285,874
Corporate debt		---	457,240		---		---	457,240
Other securities		16,971	3,828		---		---	20,799
		68,575	6,125,091		794,096		---	6,987,762

Automobile loans		---	---		52,286		---	52,286

MSRs		---	---		34,236		---	34,236

Derivative assets		36,774	219,045		3,066		(58,856)	200,029

Liabilities

Derivative liabilities		22,787	124,123		676		(18,312)	129,274

Short-term borrowings		---	1,089		---		---	1,089

Fair Value Measurements at Reporting Date Using							Netting	Balance at
(dollar amounts in thousands)		Level 1	Level 2		Level 3	Adjustments (1)		December 31, 2012
Assets
Mortgage loans held for sale	$	---	$452,949	$	---	$	---	$452,949

Trading account securities:
Federal agencies: Mortgage-backed		---	---		---		---	---
Municipal securities		---	15,218		---		---	15,218
Other securities		75,729	258		---		---	75,987
		75,729	15,476		---		---	91,205

Available-for-sale and other securities:
U.S. Treasury securities		52,311	---		---		---	52,311
Federal agencies: Mortgage-backed (2)		---	4,264,670		---		---	4,264,670
Federal agencies: Other agencies (3)		---	359,626		---		---	359,626
Municipal securities		---	439,772		61,228		---	501,000
Private-label CMO		---	22,793		48,775		---	71,568
Asset-backed securities		---	919,046		110,037		---	1,029,083
Covered bonds		---	290,625		---		---	290,625
Corporate debt		---	668,142		---		---	668,142
Other securities		17,177	3,898		---		---	21,075
		69,488	6,968,572		220,040		---	7,258,100

Automobile loans		---	---		142,762		---	142,762

MSRs		---	---		35,202		---	35,202

Derivative assets		6,368	465,517		13,180		(99,368)	385,697

Liabilities

Derivative liabilities		6,813	228,312		478		(83,415)	152,188

Rollforward of financial instruments measured on a recurring basis and classified as Level 3

The tables below present a rollforward of the balance sheet amounts for the years ended December 31, 2013, 2012, and 2011 for financial instruments measured on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 measurements may also include observable components of value that can be validated externally. Accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology

	Level 3 Fair Value Measurements
	Year ended December 31, 2013
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private-	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$35,202	$12,702		$61,228	$48,775	$110,037	$142,762
Total gains / losses:
Included in earnings	(966)	(5,944)		2,129	(180)	(2,244)	(358)
Included in OCI	---	---		9,075	1,703	35,139	---
Other (1)	---	---		600,435	---	---	---
Sales	---	---		---	(10,254)	(16,711)	---
Repayments	---	---		---	---	---	(90,118)
Settlements	---	(4,368)		(18,330)	(7,904)	(18,802)	---
Balance, end of year	$34,236	$2,390		$654,537	$32,140	$107,419	$52,286

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(966)	$(5,944)		$9,075	$1,703	$35,139	$(358)

	Level 3 Fair Value Measurements
	Year ended December 31, 2012
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$65,001	$(169)		$95,092	$72,364	$121,698	$296,250
Total gains / losses:
Included in earnings	(29,799)	10,617		---	(796)	(59)	(1,230)
Included in OCI	---	---		(1,637)	8,245	23,138	---
Sales	---	---		(3,040)	(15,183)	(20,852)	---
Repayments	---	---		---	---	---	(152,258)
Settlements	---	2,254		(29,187)	(15,855)	(13,888)	---
Balance, end of year	$35,202	$12,702		$61,228	$48,775	$110,037	$142,762

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(29,799)	$5,818		$(1,637)	$8,245	$23,138	$(1,230)

	Level 3 Fair Value Measurements
	Year ended December 31, 2011
				Available-for-sale securities
						Asset-
		Derivative		Municipal	Private	backed	Automobile
(dollar amounts in thousands)	MSRs	instruments		securities	label CMO	securities	loans
Balance, beginning of year	$125,679	$966		$149,806	$121,925	$162,684	$522,717
Total gains / losses:
Included in earnings	(60,678)	211		---	(1,673)	(3,065)	(6,577)
Included in OCI	---	---		---	349	2,070	---
Purchases	---	---		1,760	---	---	---
Sales	---	---		---	(20,958)	---	---
Repayments	---	---		---	---	---	(219,890)
Settlements	---	(1,346)		(56,474)	(27,279)	(39,991)	---
Balance, end of year	$65,001	$(169)		$95,092	$72,364	$121,698	$296,250

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at end of the reporting date	$(60,678)	$(1,135)	$	---	$(1,494)	$595	$(6,577)

(1) Effective December 31, 2013 approximately $600.4 million of direct purchase municipal instruments were reclassified from C&I loans to available-for-sale securities.

Classification of gains and losses due to changes in fair value, recorded in earnings for Level 3 assets and liabilities

The tables below summarize the classification of gains and losses due to changes in fair value, recorded in earnings for Level 3 assets and liabilities for the years ended December 31, 2013, 2012, and 2011:

	Level 3 Fair Value Measurements
	Year ended December 31, 2013
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(966)	$(5,944)	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(336)		(1,466)		---
Interest and fee income	---	---		2,129		156		(778)		(3,569)
Noninterest income	---	---		---		---		---		3,211
Total	$(966)	$(5,944)		$2,129		$(180)		$(2,244)		$(358)

	Level 3 Fair Value Measurements
	Year ended December 31, 2012
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(29,799)	$10,617	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(1,614)		---		---
Interest and fee income	---	---		---		818		(59)		(6,950)
Noninterest income	---	---		---		---		---		5,720
Total	$(29,799)	$10,617	$	---		$(796)		$(59)		$(1,230)

	Level 3 Fair Value Measurements
	Year ended December 31, 2011
				Available-for-sale securities
								Asset-
		Derivative		Municipal		Private		backed		Automobile
(dollar amounts in thousands)	MSRs	instruments		securities		label CMO		securities		loans
Classification of gains and losses in earnings:

Mortgage banking income (loss)	$(60,678)	$6,635	$	---	$	---	$	---	$	---
Securities gains (losses)	---	---		---		(2,551)		(4,159)		---
Interest and fee income	---	---		---		878		1,094		(11,645)
Noninterest income	---	(6,424)		---		---		---		5,068
Total	$(60,678)	$211	$	---		$(1,673)		$(3,065)		$(6,577)

Assets and liabilities under the fair value option

The following table presents the fair value and aggregate principal balance of certain assets and liabilities under the fair value option:

	December 31, 2013			December 31, 2012
	Fair value	Aggregate		Fair value	Aggregate
	carrying	unpaid		carrying	unpaid
(dollar amounts in thousands)	amount	principal	Difference	amount	principal	Difference
Assets
Mortgage loans held for sale	$278,928	$276,945	$1,983	$452,949	$438,254	$14,695
Automobile loans	52,286	50,800	1,486	142,762	140,916	1,846
Liabilities

	Net gains (losses) from fair value changes
	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011

Assets
Mortgage loans held for sale	$(12,711)	$4,284	$13,842
Automobile loans	(360)	(1,231)	(6,577)
Liabilities
Securitization trust notes payable	---	(2,023)	(7,731)

	Gains (losses) included in fair value changes
	associated with instrument specific credit risk
	Year ended December 31,
(dollar amounts in thousands)	2013	2012	2011

Assets
Automobile loans	$2,207	$2,749	$6,610

Assets measured at fair value on a nonrecurring basis

For the year ended December 31, 2013, assets measured at fair value on a nonrecurring basis were as follows:

Fair Value Measurements Using
			Quoted Prices		Significant	Significant	Total
			In Active		Other	Other	Gains/(Losses)
			Markets for		Observable	Unobservable	For the
	Fair Value at		Identical Assets		Inputs	Inputs	Year Ended
(dollar amounts in thousands)	December 31,		(Level 1)		(Level 2)	(Level 3)	December 31,
2013
Impaired loans	$114,256	$	---	$	---	$114,256	$(39,228)
Other real estate owned	27,664		---		---	27,664	$4,302

Quantitative information about significant unobservable level 3 fair value measurement inputs
Quantitative Information about Level 3 Fair Value Measurements
(dollar amounts in thousands)	Fair Value at	Valuation	Significant	Range
	December 31, 2013	Technique	Unobservable Input	(Weighted Average)
MSRs	$34,236	Discounted cash flow	Constant prepayment rate (CPR)	7% - 32% (12%)
			Spread over forward interest rate swap rates	-158 - 4,216 (1,069)

Derivative assets	3,066	Consensus Pricing	Net market price	-5.25% - 13.53% (1.3%)
Derivative liabilities	676		Estimated Pull thru %	50% - 89% (78%)

Municipal securities	654,537	Discounted cash flow	Discount rate	1.6% - 4.5% (2.4%)

Private-label CMO	32,140	Discounted cash flow	Discount rate	2.9% - 8.3% (6.3%)
			Constant prepayment rate (CPR)	12.0% - 31.6% (18.0%)
			Probability of default	0.1% - 4.0% (0.7%)
			Loss Severity	8.0% - 64.0% (38.2%)

Asset-backed securities	107,419	Discounted cash flow	Discount rate	3.7% - 15.5% (8.1%)
			Constant prepayment rate (CPR)	5.7% - 5.7% (5.7%)
			Cumulative prepayment rate	0.0% - 100% (16.6%)
			Constant default	1.4% - 4.0% (2.8%)
			Cumulative default	0.5% - 100% (18.2%)
			Loss given default	20% - 100% (93.7%)
			Cure given deferral	0.0% - 75% (35.8%)
			Loss severity	49.0% - 69.0% (63.5%)

Automobile loans	52,286	Discounted cash flow	Constant prepayment rate (CPR)	79.2%
			Discount rate	0.3% - 5.0% (1.5%)

Impaired loans	114,256	Appraisal value	NA	NA

Other real estate owned	27,664	Appraisal value	NA	NA

Carrying amounts and estimated fair values of financial instruments
	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(dollar amounts in thousands)	Amount	Value	Amount	Value
Financial Assets:
Cash and short-term assets	$1,058,175	$1,058,175	$1,333,727	$1,333,727
Trading account securities	35,573	35,573	91,205	91,205
Loans held for sale	326,212	326,212	764,309	773,013
Available-for-sale and other securities	7,308,753	7,308,753	7,566,175	7,566,175
Held-to-maturity securities	3,836,667	3,760,898	1,743,876	1,794,105
Net loans and direct financing leases	42,472,630	40,976,014	39,959,350	38,401,965
Derivatives	200,029	200,029	385,697	385,697

Financial Liabilities:
Deposits	47,506,718	48,132,550	46,252,683	46,330,715
Short-term borrowings	552,143	543,552	589,814	584,671
Federal Home Loan Bank advances	1,808,293	1,808,558	1,008,959	1,008,959
Other long term debt	1,349,119	1,342,890	158,784	156,719
Subordinated notes	1,100,860	1,073,116	1,197,091	1,183,827
Derivatives	129,274	129,274	152,188	152,188

Estimated Fair Value Measurements at Reporting Date Using								Balance at
(dollar amounts in thousands)		Level 1		Level 2		Level 3		December 31, 2013

Financial Assets
Loans held for sale	$	---	$	---	$	---	$	---
Held-to-maturity securities		---		3,760,898		---		3,760,898
Net loans and direct financing leases		---		---		40,976,014		40,976,014
Financial liabilities
Deposits		---		42,279,542		5,853,008		48,132,550
Short-term borrowings		---		---		543,552		543,552
Federal Home Loan Bank advances		---		---		1,808,558		1,808,558
Other long-term debt		---		---		1,342,890		1,342,890
Subordinated notes		---		---		1,073,116		1,073,116

Estimated Fair Value Measurements at Reporting Date Using								Balance at
(dollar amounts in thousands)		Level 1		Level 2		Level 3		December 31, 2012

Financial Assets
Loans held for sale	$	---	$	---		$316,007		$316,007
Held-to-maturity securities		---		1,794,105		---		1,794,105
Net loans and direct financing leases		---		---		38,259,203		38,259,203
Financial liabilities
Deposits		---		39,136,127		7,194,588		46,330,715
Short-term borrowings		---		---		584,671		584,671
Other long-term debt		---		2,124		154,595		156,719
Subordinated notes		---		---		1,183,827		1,183,827